Employee Benefit Plan (Details) (USD $)	12 Months Ended		74 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Defined contribution plan
Employer matching contribution for employee's contributions of the first 3% of eligible compensation (as a percent)	100.00%
Percentage of eligible compensation, matched 100% by employer	3.00%
Employer matching contribution for employee's contributions of the next 2% of eligible compensation (as a percent)	50.00%
Percentage of eligible compensation, matched 50% by employer	2.00%
Company's matching contributions to the plan	$ 175,943	$ 213,866	$ 769,271